Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets
Tax losses	$ 71,916	$ 72,899
Other temporary differences	8,248	6,196
Total deferred tax assets	80,164	79,095
Deferred tax liabilities
Intangible assets	80,164	79,825
Total deferred tax liabilities	$ 80,164	79,825
Net deferred tax liabilities		$ 730